UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03175

Exact name of registrant as specified in charter:	Prudential Sector Funds, Inc. (f/k/a Prudential Sector Funds, Inc., d/b/a JennisonDryden Sector Funds)

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	11/30/2010

Date of reporting period:	2/28/2010

Item 1.	Schedule of Investments

Prudential Financial Services Fund

(formerly known as Dryden Financial Services Fund)

Schedule of Investments

as of February 28, 2010 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 96.9%

COMMON STOCKS 93.4%

Capital Markets 11.8%
183,700	Ameriprise Financial, Inc.	$7,353,511
27,600	Goldman Sachs Group, Inc. (The)	4,315,260
449,225	UBS AG (Switzerland)(a)	6,193,179

		17,861,950

Commercial Banks 51.7%
1,244,600	Bangkok Bank PCL (Thailand)	4,460,460
112,600	Bank of Nova Scotia (Canada)	5,115,263
10,107	Banque Cantonale Vaudoise (Switzerland)	4,501,931
76,836	BNP Paribas (France)	5,558,683
21,600	Citizens & Northern Corp.(b)	240,840
3,965,600	Dah Sing Banking Group Ltd. (Hong Kong)(a)	5,139,547
585,000	DnB NOR ASA (Norway)	6,355,683
14,969	Gronlandsbanken (Denmark)(a)	1,117,416
523,953	Huntington Bancshares, Inc.	2,520,214
302,060	Itau Unibanco Holding SA, ADR (Brazil)	6,029,118
561,922	Karnataka Bank Ltd. (India)	1,362,604
925,000	Mitsubishi UFJ Financial Group, Inc. (Japan)	4,674,714
99,100	National Bank of Canada (Canada)	5,674,563
30,800	National Penn Bancshares, Inc.	212,212
62,287	Foroya Banki P/F (Faroe Islands)(a)	1,709,428
279,300	Popular, Inc.	539,049
166,563	Republic First Bancorp, Inc.(a)	692,902
4,946	Ringkjoebing Landbobank A/S (Denmark)(a)	542,960
63,811	Societe Generale (France)	3,510,300
238,780	Standard Chartered PLC (United Kingdom)	5,687,145
34,176	State Bank of India Ltd. (India)	1,463,478
81,800	Toronto-Dominion Bank (The) (Canada)	5,227,364
73,727	Vestjysk Bank A/S (Denmark)(a)	1,200,546
165,000	Wells Fargo & Co.	4,511,100

		78,047,520

Consumer Finance 1.3%
145,900	Discover Financial Services	1,991,535

Diversified Financial Services 11.2%
243,900	Bank of America Corp.	4,063,374
51,599	Deutsche Boerse AG (Germany)	3,577,643
159,300	ING Groep N.V., ADR (Netherlands)(b)	1,422,549
203,600	NASDAQ OMX Group, Inc. (The)(a)	3,793,068
731	Osaka Securities Exchange Co. Ltd. (Japan)	3,969,920

		16,826,554

Insurance 14.6%
92,800	ACE Ltd.	4,639,072
97,800	Allstate Corp. (The)	3,056,250
237,500	Hartford Financial Services Group, Inc.	5,787,875
505,785	Irish Life & Permanent Group Holdings PLC (Ireland)(a)	1,893,939
48,136	Trygvesta AS (Denmark)	3,138,845
171,600	Unum Group	3,570,996

		22,086,977

Thrifts & Mortgage Finance 2.8%
441,804	Beneficial Mutual Bancorp, Inc.(a)	4,148,539

	Total common stocks (cost $111,066,728)	140,963,075

PREFERRED STOCK 3.5%

Commercial Banks
663,505	Banco do Estado do Rio Grande do Sul SA (Class B Stock)(Brazil) (cost $1,580,531)	5,268,681

	Total long-term investments (cost $112,647,259)	146,231,756

SHORT-TERM INVESTMENT 3.9%
Affiliated Money Market Mutual Fund
5,881,959	Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund (cost $5,881,959; includes $1,106,675 of cash collateral received for securities on loan)(c)(d)	5,881,959

	Total investments 100.8% (cost $118,529,218)(e)	152,113,715
	Liabilities in excess of other assets (0.8%)	(1,222,231)

	Net Assets 100.0%	$150,891,484

The following abbreviation is used in the portfolio descriptions:

ADR – American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $1,084,780; cash collateral of $1,106,675 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.
(e)	The United States Federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2010 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$118,861,467	$36,750,617	$(3,498,369)	$33,252,248

The difference between the book basis and the tax basis is attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of February 28, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$140,963,075	$—	$—
Preferred Stock	5,268,681	—	—
Affiliated Money Market Mutual Fund	5,881,959	—	—

	152,113,715	—	—
Other Financial Instruments*	—	—	—

Total	$152,113,715	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of November 30, 2009 and February 28, 2010, the Fund did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The country allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2010 were as follows:

United States	38.0%
Canada	10.6
Brazil	7.5
Switzerland	7.1
France	6.0
Japan	5.7
Norway	4.2
Denmark	4.0
United Kingdom	3.8
Hong Kong	3.4
Thailand	3.0
Germany	2.4
India	1.9
Ireland	1.2
Faroe Islands	1.1
Netherlands	0.9

100.8
Liabilities in excess of other assets	(0.8)

100.0

Prudential Jennison Utility Fund

(formerly known as Jennison Utility Fund)

Schedule of Investments

as of February 28, 2010 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 98.7%

COMMON STOCKS 98.2%

Commercial Services & Supplies 1.6%
3,039,500	EnergySolutions, Inc.	$18,480,160
1,332,777	IESI-BFC Ltd.(a)	23,483,531

		41,963,691

Construction & Engineering 1.3%
1,578,900	Chicago Bridge & Iron Co. NV(a)(b)	34,246,341

Diversified Telecommunication Services 5.6%
3,823,800	Alaska Communications Systems Group, Inc.(a)	27,760,788
985,000	AT&T, Inc.	24,437,850
2,101,541	Chunghwa Telecom Co. Ltd. (Taiwan), ADR (original cost $26,713,513; purchased 07/17/03)(a)(c)	39,256,786
1,667,700	Consolidated Communications Holdings, Inc.	28,084,068
1,706,000	Maxcom Telecomunicaciones SAB de CV (Mexico), ADR(b)	8,530,000
817,900	Verizon Communications, Inc.(a)	23,661,847

		151,731,339

Electric Utilities 16.9%
1,555,900	American Electric Power Co., Inc.	52,309,358
559,100	Cez As (Czech Republic)	25,566,631
1,880,250	Cia Energetica de Minas Gerais (Brazil), ADR	30,779,693
2,026,200	Cleco Corp.	51,141,288
725,300	CPFL Energia SA (Brazil), 144A(d)	14,966,349
679,500	CPFL Energia SA (Brazil)	14,021,279
790,600	Edison International	25,797,278
328,800	EDP - Energias do Brasil SA (Brazil), 144A	6,386,233
947,929	Entergy Corp.	72,014,166
2,379,589	Great Plains Energy, Inc.	42,380,480
1,439,600	Pepco Holdings, Inc.(a)	24,214,072
723,992	Portland General Electric Co.	13,024,616
1,031,355	PPL Corp.	29,372,990
698,600	Progress Energy, Inc.	26,749,394
839,400	Southern Co.	26,667,738

		455,391,565

Electrical Equipment 0.1%
128,100	A123 Systems, Inc.(a)(b)	2,109,807

Gas Utilities 7.9%
1,601,712	Enagas (Spain)	33,412,620
826,960	Energen Corp.	37,593,601

1,012,300	EQT Corp.(a)	44,298,248
1,418,292	Oneok, Inc.	62,872,884
788,500	Questar Corp.	33,109,115

		211,286,468

Independent Power Producers & Energy Traders 11.9%
3,485,400	Calpine Corp.(a)(b)	38,130,276
6,303,216	China Hydroelectric Corp. (original cost $46,000,000; purchased 1/24/08)(b)(c)(d)	55,693,603
2,538,735	Constellation Energy Group, Inc.	89,033,436
2,300,000	MPX Energia SA (Brazil), 144A (d)	34,045,320
3,381,400	NRG Energy, Inc.(b)	73,849,776
1,448,100	Transalta Corp. (Canada)	30,195,128

		320,947,539
Media 2.2%
1,280,378	Time Warner Cable, Inc.	59,780,849

Multi-Utilities 19.1%
3,877,100	CenterPoint Energy, Inc.	51,875,598
6,626,700	Centrica PLC (United Kingdom)	28,262,145
5,119,700	CMS Energy Corp.(a)	78,177,819
603,700	Dominion Resources, Inc.	22,934,563
4,189,300	NiSource, Inc.	62,923,286
1,550,200	PG&E Corp.(a)	64,984,384
866,400	Public Service Enterprise Group, Inc.	25,749,408
1,983,600	Sempra Energy	97,533,612
1,724,200	TECO Energy, Inc.(a)	26,431,986
540,900	Wisconsin Energy Corp.	26,195,787
1,338,800	Xcel Energy, Inc.	27,860,428

		512,929,016

Oil, Gas & Consumable Fuels 15.4%
446,044	Alpha Natural Resources, Inc.(b)	20,522,485
203,700	Apache Corp.(a)	21,111,468
281,200	Consol Energy, Inc.	14,161,232
2,295,953	Copano Energy LLC(a)	54,643,681
308,500	Crescent Point Energy Corp. (Canada), 144A	11,434,613
610,600	Crescent Point Energy Corp. (Canada)	22,632,009
1,791,200	Energy Transfer Equity LP	57,891,584
3,749,970	Opti Canada, Inc. (Canada) (original cost $24,069,415; purchased 6/30/03-3/05/04)(b)(c)	6,735,833
921,800	Petrohawk Energy Corp.(b)	19,726,520
2,108,249	Regency Energy Partners LP(a)	44,779,209

1,855,300	Spectra Energy Corp.	40,445,540
2,345,594	Trident Resources Corp. (Canada), Private Placement (original cost $34,626,921; purchased 12/4/03-3/9/06)(b)(c)(d)(h)	—
306,100	Whiting Petroleum Corp.(b)	22,911,585
1,842,700	Williams Cos., Inc. (The)	39,691,758
954,019	Williams Partners LP(a)	37,054,098

		413,741,615

Real Estate Investment Trusts 0.7%
345,100	Digital Realty Trust, Inc.(a)	17,800,258

Road & Rail 1.0%
421,000	Union Pacific Corp.	28,362,770

Transportation Infrastructure 3.2%
950,500	Aegean Marine Petroleum Network, Inc.	27,241,330
736,500	Atlantia SpA (Italy)	16,988,440
705,800	Cia de Concessoes Rodoviarias (Brazil)	14,763,157
1,250,000	Cia de Concessoes Rodoviarias (Brazil), 144A(d)	26,146,142

		85,139,069

Water Utilities 0.8%
1,012,100	American Water Works Co., Inc.	22,529,346

Wireless Telecommunication Services 10.5%
1,312,300	American Tower Corp. (Class A Stock)(b)	55,982,718
1,852,701	Crown Castle International Corp.(a)(b)	70,032,098
1,202,948	Leap Wireless International, Inc.(a)(b)	17,166,068
2,489,120	MetroPCS Communications, Inc.(a)(b)	15,357,870
2,484,000	NII Holdings, Inc.(b)	92,951,280
1,101,748	VIVO Participacoes SA (Brazil), ADR	29,813,301

		281,303,335

	Total common stocks (cost $2,487,330,940)	2,639,263,008

PREFERRED STOCKS 0.5%

Electric Utilities 0.5%
226,100	Great Plains Energy, Inc. expiring 6/15/12(b)	13,762,707

Oil, Gas & Consumable Fuels
160,000	Trident Resources Corp.(Canada), Series B, Private Placement (original cost $10,000,000; purchased 7/7/06)(b)(c)(d)(h)	—

	Total preferred stocks (cost $21,305,000)	13,762,707

Principal Amount (000)

CORPORATE BOND

Oil, Gas & Consumable Fuels
CAD	10,886	Trident Resources Corp. (Canada), Sub. Unsec’d. Note, Private Placement, due 8/12/12 (cost $10,233,026; purchased 8/20/07)(b)(c)(d)(h)	—

Units
WARRANTS

Oil, Gas & Consumable Fuels
	732,600	Rentech, Inc., Private Placement, expiring 4/20/12 (original cost $0; purchased 4/23/07)(b)(c)(d)	9,710

	879,216	Trident Resources Corp. (Canada), Private Placement, expiring 1/1/15 (original cost $0; purchased 8/20/07)(b)(c)(d)(h)	—

		Total warrants(i) (cost $0)	9,710

		Total long-term investments (cost $2,518,868,966)	2,653,035,425

Shares

SHORT-TERM INVESTMENT 11.3%
Affiliated Money Market Mutual Fund

	304,011,096	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $304,011,096; includes $282,916,512 of cash collateral received for securities on loan)(e)(f)	304,011,096

		Total Investments(g) 110.0% (cost $2,822,880,062)(j)	2,957,046,521
		Liabilities in excess of other assets (10.0%)	(269,992,574)

		Net Assets 100.0%	$2,687,053,947

The following abbreviations are used in the portfolio descriptions:

ADR -	American Depositary Receipt
CAD -	Canadian Dollars
144A -	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $274,550,391; cash collateral of $282,916,512 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Non-income producing security.
(c)	Indicates a restricted security, the aggregate original cost of such securities is $151,642,875. The aggregate value of $101,695,932 is approximately 3.8% of net assets.
(d)	Indicates a security that has been deemed illiquid.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 -Prudential Core Taxable Money Market Fund.
(g)	As of February 28, 2010, 6 securities representing $55,703,313 and 2.1% of the net assets were fair valued in accordance with the policies adopted by the Board of Directors.
(h)	The issuer has filed for bankruptcy and has defaulted in the payment of interest on debt security. The security has been fair valued at zero.
(i)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of February 28, 2010.
(j)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2010 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$2,824,870,772	$427,355,043	$(295,179,294)	$132,175,749

The difference between book basis and tax basis is attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of February 28, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,583,569,405	$—	$55,693,603
Preferred Stocks	13,762,707	—	—
Corporate Bond	—	—	—	(a)
Warrants	—	—	9,710
Affiliated Money Market Mutual Fund	304,011,096	—	—

	2,901,343,208	—	55,703,313
Other Financial Instruments*	—	—	—

Total	$2,901,343,208	$—	$55,703,313

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Preferred Stocks	Corporate Bond		Warrants
Balance as of 11/30/09	$8,177,639	$48,807,224	$—	(a)	$172,029
Realized gain (loss)	—	—	—		—
Change in unrealized appreciation (depreciation)	12,567,214	(2,807,224)	(6,131)		(162,319)
Earned amortization/accretion		—	6,131		—
Net purchases (sales)	34,948,750	(46,000,000)	—		—
Transfers in and/or out of Level 3	—	—	—		—

Balance as of 2/28/10	$55,693,603	$—	$—	(a)	$9,710

(a)	As of November 30, 2009 and February 28, 2010, the Fund held one corporate bond in the portfolio, which is fair valued at zero.
*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Prudential Jennison Health Sciences Fund

(formerly known as Jennison Health Sciences Fund)

Schedule of Investments

as of February 28, 2010 (Unaudited)

Shares	Description	Value

LONG-TERM INVESTMENTS 95.0%
COMMON STOCKS 89.8%

Biotechnology 45.8%
758,300	Achillion Pharmaceuticals, Inc.(a)	$1,766,839
453,100	Alexion Pharmaceuticals, Inc.(a)	22,437,512
2,412,100	Allos Therapeutics, Inc.(a)(b)	18,766,138
617,400	AMAG Pharmaceuticals, Inc.(a)(b)	23,578,506
486,700	Amylin Pharmaceuticals, Inc.(a)	9,198,630
2,671,500	Anadys Pharmaceuticlas, Inc.(a)(b)	5,155,995
2,517,600	Ariad Pharmaceuticals, Inc.(a)(b)	6,394,704
1,002,200	BioMarin Pharmaceutical, Inc.(a)(b)	20,044,000
403,500	Celgene Corp.(a)	24,016,320
494,500	Cytori Therapeutics, Inc.(a)(b)	3,436,775
372,578	Dendreon Corp.(a)(b)	11,635,611
193,600	Gilead Sciences, Inc.(a)	9,217,296
276,500	Human Genome Sciences, Inc.(a)(b)	7,783,475
2,266,800	Incyte Corp. Ltd.(a)(b)	24,164,088
2,160,000	Ironwood Pharmaceuticals, Inc., Class A, Private Placement (original cost $8,640,000; purchased 2/21/06 – 2/1/07)(a)(c)(d)	26,610,854
960,512	Merrimack Pharmaceuticals, Inc., Private Placement (original cost $4,322,304; purchased 3/24/06)(a)(c)(d)	5,869,496
355,300	Regeneron Pharmaceuticals, Inc.(a)(b)	8,690,638
246,600	Targacept, Inc.(a)(b)	4,675,536
206,600	United Therapeutics Corp.(a)(b)	11,860,906
500,500	Vertex Pharmaceuticals, Inc.(a)(b)	20,325,305
744,900	Zymogenetics, Inc.(a)(b)	3,977,766

		269,606,390

Food & Staples Retailing 0.6%
100,900	CVS Caremark Corp.	3,405,375

Healthcare Equipment & Supplies 4.2%
61,100	Alcon, Inc.	9,758,892
169,200	Baxter International, Inc.	9,632,556
80,500	Beckman Coulter, Inc.	5,277,580
4,000,000	Lombard Medical Technologies PLC (United Kingdom)(a)	51,996

		24,721,024

Healthcare Providers & Services 10.8%
397,740	AMERIGROUP Corp.(a)(b)	10,452,607
427,029	Centene Corp.(a)	7,631,008
151,400	CIGNA Corp.	5,186,964
42,000	Express Scripts, Inc.(a)	4,032,420
187,800	Medco Health Solutions, Inc.(a)	11,876,472

42,700	Sinopharm Group Co. (China)(Class H Stock), 144A(a)	192,262
422,300	UnitedHealth Group, Inc.	14,299,078
157,100	WellPoint, Inc.(a)	9,719,777

		63,390,588

Life Sciences Tools & Services 2.5%
144,300	Illumina, Inc.(a)(b)	5,240,976
56,100	Life Technologies Corp.(a)(b)	2,847,636
415,600	WuXi PharmaTech Cayman, Inc. (China), ADR(a)	6,699,472

		14,788,084

Pharmaceuticals 25.9%
842,594	Ardea Biosciences, Inc.(a)(b)	11,998,539
1,317,200	ARYx Therapeutics, Inc.(a)(b)	1,620,156
86,600	Bayer AG (Germany)	5,732,920
204,400	Cumberland Pharmaceuticals, Inc.(a)(b)	2,268,840
1,312,100	Impax Laboratories, Inc.(a)(b)	20,219,461
1,456,200	Inspire Pharmaceuticals, Inc.(a)	8,999,316
569,300	MAP Pharmaceuticals, Inc.(a)(b)	7,810,796
1,032,700	Mylan, Inc.(b)	22,037,818
109,400	Novartis AG (Switzerland), ADR(a)	6,052,008
596,500	Pfizer, Inc.	10,468,575
194,400	Roche Holding AG (Switzerland), ADR(b)	8,108,424
534,300	Salix Pharmaceuticals Ltd.(a)(b)	15,259,608
379,700	Shire PLC (Ireland), ADR(b)	24,498,244
116,800	Teva Pharmaceutical Industries Ltd. (Israel), ADR	7,009,168

		152,083,873

	Total common stocks (cost $368,742,326)	527,995,334

PREFERRED STOCKS 4.8%

Biotechnology 0.9%
1,400,000	Chemocentryx, Inc., Private Placement, Series C (original cost $4,900,000; purchased 6/13/06)(a)(c)(d)	5,109,773

Healthcare Equipment & Supplies 0.3%
77,000	SuperDimension Ltd., Private Placement, Series D-1 (original cost $1,650,110; purchased 5/23/08)(a)(c)(d)	1,086,819
63,000	SuperDimension Ltd., Private Placement, Series D-2 (original cost $1,350,090; purchased 5/23/08)(a)(c)(d)	889,215

		1,976,034

Pharmaceuticals 3.6%
2,200,000	Eagle Pharmaceuticals, Inc., Private Placement, Series B (original cost $4,004,000; purchased 8/11/08)(a)(c)(d)	5,050,958
12,330	Mylan, Inc. 6.500%, 11/15/10 Series	15,883,136

		20,934,094

	Total preferred stocks (cost $18,957,108)	28,019,901

Units
WARRANTS(a)(h) 0.4%

Biotechnology 0.3%
679,000	Anadys Pharmaceuticals, Inc., expiring 6/9/14, Private Placement (original cost $0; purchased 6/4/09)(c)(d)	263,934
227,400	Cytori Therapeutics, Inc., expiring 2/28/12, Private Placement (original cost $31,836; purchased 2/23/07)(c)(d)	416,486
222,500	Cytori Therapeutics, Inc., expiring 8/11/13, Private Placement (original cost $0; purchased 8/11/08)(c)(d)	352,030
2,850,000	Titan Pharmaceuticals, Inc., expiring 12/21/12, Private Placement (original cost $0; purchased 12/21/07)(c)(d)	994,670

		2,027,120

Healthcare Equipment & Supplies
1,360,825	EnteroMedics, Inc., expiring 2/20/13, Private Placement (original cost $170,103; purchased 2/20/09)(c)(d)	114,060
600,000	Lombard Medical Technologies (United Kingdom), Warrant A, expiring 6/15/10, Private Placement (original cost $0; purchased 7/10/07)(c)(d)	—
600,000	Lombard Medical Technologies (United Kingdom), Warrant B, expiring 6/15/12, Private Placement (original cost $0; purchased 7/10/07)(c)(d)	—

		114,060

Pharmaceuticals 0.1%
341,250	Akorn, Inc., expiring 3/8/11, Private Placement (original cost $0; purchased 3/8/06)(c)(d)	—
94,275	Ardea Biosciences, Inc., expiring 12/19/13, Private Placement (original cost $11,784; purchased 12/19/08)(c)(d)	454,435
357,600	ARYx Therapeutics, Inc., expiring 11/13/13, Private Placement (original cost $44,700; purchased 11/13/08)(c)(d)	111,726

		566,161

	Total warrants (cost $258,423)	2,707,341

	Total long-term investments (cost $387,957,857)	558,722,576

Shares
SHORT-TERM INVESTMENT 34.6%
Affiliated Money Market Mutual Fund

203,648,167	Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund (cost $203,648,167; includes $168,075,696 of cash collateral received for securities on loan)(e)(f)	203,648,167

	Total Investments(g) 129.6% (cost $591,606,024)(i)	762,370,743
	Liabilities in excess of other assets (29.6%)	(174,216,412)

	Net Assets 100.0%	$588,154,331

The following abbreviations are used in the portfolio descriptions:

ADR – American Depositary Receipt

144A – Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $162,762,144; cash collateral of $168,075,696 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Indicates a security that has been deemed illiquid.
(d)	Indicates a restricted security, the aggregate original cost of such securities is $25,124,927. The aggregate value of $47,324,456 is approximately 8.0% of net assets.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(g)	As of February 28, 2010, 16 securities representing $47,324,456 and 8.0% of the net assets were fair valued in accordance with the policies adopted by the Board of Directors.
(h)	The amount represents fair value of derivative instruments subject to equity interest risk exposure as of February 28, 2010.
(i)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2010 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$592,553,969	$178,126,160	$(8,309,386)	$169,816,774

The difference between the book basis and the tax basis was primarily attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of February 28, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$495,514,984	$—	$32,480,350
Preferred Stocks	15,883,136	—	12,136,765
Warrants	—	—	2,707,341
Affiliated Money Market Mutual Fund	203,648,167	—	—

	715,046,287	—	47,324,456
Other Financial Instruments*	—	—	—

Total	$715,046,287	$—	$47,324,456

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Preferred Stocks	Warrants
Balance as of 11/30/09	$34,886,587	$13,441,819	$3,808,015
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	(2,406,237)	(1,305,054)	(1,100,674)
Net purchases (sales)	—	—	—
Transfers in and/or out of Level 3	—	—	—

Balance as of 2/28/2010	$32,480,350	$12,136,765	$2,707,341

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair value of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Health Sciences Fund and Utility Fund held illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). The restricted securities held by the Funds as of February 28, 2010 may include registration rights. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality which mature in sixty days or less are valued at amortized cost, which approximates fair value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days, are valued at current market quotations.

The Funds invest in the Prudential Core Taxable Money Market Fund (formerly known as Taxable Money Market Series) (the “Portfolio”), a portfolio of Prudential Investment Portfolios 2 (formerly known as Dryden Core Investment Fund). The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Sector Funds, Inc. (f/k/a Prudential Sector Funds, Inc., d/b/a JennisonDryden Sector Funds)

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date April 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date April 28, 2010

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date April 28, 2010

*	Print the name and title of each signing officer under his or her signature.